UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-8703

Dreyfus High Yield Strategies Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	03/31
Date of reporting period:	06/30/2007

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Strategies Fund
June 30, 2007 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--136.5%	Rate (%)	Date	Amount ($)	Value ($)

Advertising--1.2%
Lamar Media,
Gtd. Notes, Ser. B	6.63	8/15/15	1,000,000 a	952,500
Lamar Media,
Sr. Unscd. Notes	6.63	8/15/15	1,850,000 a	1,762,125
R.H. Donnelley,
Gtd. Notes	10.88	12/15/12	1,241,000 a	1,326,319
				4,040,944
Aerospace & Defense--1.6%
DRS Technologies,
Gtd. Notes	6.88	11/1/13	438,000 a	427,050
Esterline Technologies,
Sr. Notes	6.63	3/1/17	1,950,000 a,b	1,891,500
L-3 Communications,
Gtd. Bonds	3.00	8/1/35	550,000	622,875
L-3 Communications,
Gtd. Notes, Ser. B	6.38	10/15/15	1,400,000 a	1,330,000
L-3 Communications,
Gtd. Notes	7.63	6/15/12	1,050,000 a	1,080,187
				5,351,612
Agricultural--.5%
Alliance One International,
Gtd. Notes	11.00	5/15/12	1,430,000 a	1,576,575
Airlines--.4%
United AirLines,
Pass-Through Ctfs., Ser. 00-2	7.81	4/1/11	1,153,705 a	1,315,945
Asset-Backed Ctfs./Home Equity Loans--.1%
Countrywide Asset-Backed
Certificates, Ser. 2007-4,
Cl. M8	7.20	9/25/37	135,000	108,527
Countrywide Asset-Backed
Certificates, Ser. 2007-4,
Cl. M7	7.20	9/25/37	250,000	232,962
				341,489
Automobile Manufacturers--2.7%
Ford Motor,
Debs.	6.50	8/1/18	1,785,000 a	1,454,775
Ford Motor,
Unscd. Notes	7.45	7/16/31	4,785,000 a	3,845,944
General Motors,
Notes	7.20	1/15/11	3,725,000 a	3,589,969
				8,890,688
Automotive, Trucks & Parts--3.2%
American Axle and Manufacturing,
Gtd. Notes	7.88	3/1/17	2,400,000 a	2,370,000
Goodyear Tire & Rubber,
Sr. Notes	8.63	12/1/11	487,000 b	515,002
Goodyear Tire & Rubber,
Sr. Notes	9.00	7/1/15	1,300,000 a	1,407,250
Tenneco Automotive,
Gtd. Notes	8.63	11/15/14	3,620,000 a	3,746,700
United Components,
Sr. Sub. Notes	9.38	6/15/13	2,290,000 a	2,375,875
				10,414,827
Banks--1.7%

Chevy Chase Bank,
Sub. Notes	6.88	12/1/13	3,620,000 a	3,620,000
Colonial Bank,
Sub. Notes	8.00	3/15/09	750,000 a	777,655
Colonial Bank,
Sub. Notes	9.38	6/1/11	1,000,000 a	1,118,256
				5,515,911
Building & Construction--1.0%
Goodman Global Holdings,
Gtd. Notes	7.88	12/15/12	438,000 a	435,810
Goodman Global Holdings,
Gtd. Notes, Ser. B	8.36	6/15/12	1,596,000 a,c	1,611,960
KB Home,
Gtd. Notes	5.75	2/1/14	1,325,000 a	1,172,625
				3,220,395
Cable & Media--1.1%
CCH I Holdings,
Gtd. Notes	9.92	4/1/14	4,059,000 a	3,774,870
Casinos & Gaming--.9%
Fontainebleau Las Vegas,
Mortgage Notes	10.25	6/15/15	1,360,000 b	1,346,400
Shingle Springs Tribal Group,
Sr. Notes	9.38	6/15/15	1,660,000 b	1,682,825
				3,029,225
Chemicals--3.8%
Airgas,
Gtd. Notes	6.25	7/15/14	1,300,000 a	1,254,500
CPG International I,
Sr. Unscd. Notes	10.50	7/1/13	1,325,000 a	1,364,750
Equistar Chemicals/Funding,
Gtd. Notes	10.13	9/1/08	834,000 a	871,530
Huntsman,
Gtd. Notes	11.63	10/15/10	909,000 a	979,447
Ineos Group Holdings,
Gtd. Notes	8.50	2/15/16	2,900,000 b	2,849,250
Lyondell Chemical,
Gtd. Notes	8.00	9/15/14	1,615,000 a	1,667,487
Nalco,
Sr. Sub. Notes	8.88	11/15/13	3,508,000 a	3,657,090
				12,644,054
Coal--.2%
Peabody Energy,
Gtd. Notes, Ser. B	6.88	3/15/13	525,000	525,000
Commercial & Professional Services--4.2%
Aramark,
Sr. Notes	8.50	2/1/15	1,446,000 a,b	1,478,535
Aramark,
Sr. Notes	8.86	2/1/15	675,000 a,b,c	688,500
Corrections Corp. of America,
Gtd. Notes	6.25	3/15/13	2,475,000 a	2,388,375
Education Management/Finance,
Gtd. Notes	8.75	6/1/14	1,100,000 a	1,133,000
Education Management/Finance,
Gtd. Notes	10.25	6/1/16	1,955,000 a	2,067,412
Hertz,
Gtd. Notes	8.88	1/1/14	1,660,000 a	1,738,850
Hertz,
Gtd. Notes	10.50	1/1/16	900,000	999,000
Williams Scotsman,
Gtd. Notes	8.50	10/1/15	3,320,000 a	3,444,500
				13,938,172

Commercial Mortgage Pass-Through Ctfs.--.9%
Global Signal Trust,
Ser. 2006-1, Cl. F		7.04	2/15/36	1,210,000 b	1,207,842
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. L		6.62	3/6/20	1,870,000 b,c	1,870,000
					3,077,842
Communications--.7%
Cricket Communications I,
Gtd. Notes		9.38	11/1/14	860,000 b	892,250
Cricket Communications I,
Gtd. Notes		9.38	11/1/14	1,300,000 a	1,348,750
					2,241,000
Consumer Products--1.5%
Chattem,
Sr. Sub. Notes		7.00	3/1/14	1,455,000 a	1,458,638
Constellation Brands,
Sr. Notes		7.25	5/15/17	1,200,000 a,b	1,176,000
Playtex Products,
Gtd. Notes		9.38	6/1/11	2,264,000 a	2,337,580
					4,972,218
Containers-Paper--.8%
Stone Container,
Sr. Unscd. Notes		8.00	3/15/17	2,855,000	2,783,625
Diversified Financial Services--15.8%
Allmerica Financial,
Debs.		7.63	10/15/25	3,300,000 a	3,445,989
CCM Merger,
Notes		8.00	8/1/13	1,325,000 a,b	1,325,000
Consolidated Communications
Illinois/Texas Holdings, Sr.
Notes		9.75	4/1/12	747,000 a	786,217
E*TRADE FINANCIAL,
Sr. Unscd. Notes		8.00	6/15/11	400,000	412,000
FCE Bank,
Notes	EUR	5.16	9/30/09	3,615,000 c,d	4,825,625
Ford Motor Credit,
Unscd. Notes		7.38	10/28/09	1,170,000 a	1,162,015
Ford Motor Credit,
Sr. Unscd. Notes		8.00	12/15/16	950,000 a	911,427
Ford Motor Credit,
Sr. Unscd. Notes		8.63	11/1/10	1,650,000 a	1,677,077
Ford Motor Credit,
Sr. Unscd. Notes		9.75	9/15/10	2,284,000 a,c	2,386,542
General Motors Acceptance
International Finance, Gtd.
Notes	EUR	4.38	10/31/07	2,000,000 d	2,699,531
GMAC,
Sr. Unsub. Notes	EUR	5.38	6/6/11	1,140,000 d	1,483,619
GMAC,
Notes		6.13	1/22/08	1,515,000 a	1,514,988
GMAC,
Unsub. Notes		6.63	5/15/12	185,000	178,833
GMAC,
Unsub. Notes		7.75	1/19/10	3,435,000 a	3,479,339
HUB International Holdings,
Sr. Sub. Notes		10.25	6/15/15	5,780,000 b	5,592,150
Idearc,
Gtd. Notes		8.00	11/15/16	2,380,000 a	2,415,700
K & F Acquisition,
Gtd. Notes		7.75	11/15/14	560,000 a	596,400

Kansas City Southern Railway,
Gtd. Notes	7.50	6/15/09	790,000	788,025
Leucadia National,
Sr. Unscd. Notes	7.00	8/15/13	1,725,000 a	1,699,125
Leucadia National,
Sr. Notes	7.13	3/15/17	1,500,000 a,b	1,462,500
Nell,
Gtd. Notes	8.38	8/15/15	3,100,000 a,b	2,983,750
Residential Capital,
Gtd. Notes	6.50	4/17/13	1,830,000	1,770,931
Residential Capital,
Gtd. Notes	6.88	6/30/15	1,150,000	1,117,083
SLM,
Unscd. Notes, Ser. A	4.50	7/26/10	2,555,000	2,364,032
SLM,
Notes	5.13	8/27/12	2,600,000	2,304,034
Stena,
Sr. Notes	7.50	11/1/13	1,170,000 a	1,187,550
UCI Holdco,
Sr. Notes	12.36	12/15/13	1,140,161 a,b,c	1,162,964
				51,732,446
Diversified Metals & Mining--2.9%
Alpha Natural Resources/Capital,
Gtd. Notes	10.00	6/1/12	2,500,000 a,c	2,650,000
Consol Energy,
Gtd. Notes	7.88	3/1/12	3,182,000 a	3,309,280
CSN Islands IX,
Gtd. Notes	10.50	1/15/15	1,315,000 a,b	1,531,975
Gibraltar Industries,
Gtd. Notes, Ser. B	8.00	12/1/15	900,000 a,c	886,500
Noranda Aluminium Acquisition,
Sr. Unscd. Notes	9.36	5/15/15	1,080,000 b,c	1,047,600
				9,425,355
Electric Utilities--11.5%
AES,
Sr. Unsub. Notes	8.88	2/15/11	2,375,000 a	2,514,531
AES,
Sr. Notes	9.38	9/15/10	7,610,000 a	8,133,187
Allegheny Energy Supply,
Sr. Unscd. Bonds	8.25	4/15/12	5,650,000 a,b,c	6,045,500
CMS Energy,
Sr. Unscd. Notes	9.88	10/15/07	1,601,000 a	1,623,886
Edison Mission Energy,
Sr. Notes	7.00	5/15/17	505,000 b	478,488
Edison Mission Energy,
Sr. Unscd. Notes	7.50	6/15/13	1,465,000 a	1,457,675
Mirant Americas Generation,
Sr. Unscd. Notes	8.30	5/1/11	2,975,000 a	3,086,562
Mirant North America,
Gtd. Notes	7.38	12/31/13	2,735,000 a	2,810,212
Nevada Power,
Mortgage Notes, Ser. A	8.25	6/1/11	1,216,000 a	1,321,859
NRG Energy,
Gtd. Notes	7.25	2/1/14	1,175,000	1,180,875
NRG Energy,
Gtd. Notes	7.38	2/1/16	435,000	437,175
NRG Energy,
Gtd. Notes	7.38	1/15/17	1,000,000	1,006,250
PSEG Energy Holdings,
Sr. Unscd. Notes	10.00	10/1/09	350,000	378,048
Reliant Energy,

Sr. Notes		7.63	6/15/14	3,855,000	3,777,900
Sierra Pacific Resources,
Sr. Unscd. Notes		8.63	3/15/14	3,467,000 a	3,738,508
					37,990,656
Environmental Control--2.5%
Allied Waste North America,
Gtd. Notes		6.88	6/1/17	6,250,000 a	6,078,125
Allied Waste North America,
Gtd. Notes, Ser. B		9.25	9/1/12	1,215,000 a	1,277,269
WCA Waste,
Gtd. Notes		9.25	6/15/14	765,000	799,425
					8,154,819
Food & Beverages--3.7%
Dean Foods,
Gtd. Notes		7.00	6/1/16	2,340,000 a	2,246,400
Del Monte,
Sr. Sub. Notes		8.63	12/15/12	1,879,000 a,c	1,949,462
Dole Food,
Sr. Notes		8.63	5/1/09	702,000 a,c	703,755
Dole Food,
Debs.		8.75	7/15/13	665,000 a,c	651,700
Dole Food,
Gtd. Notes		8.88	3/15/11	475,000 a	470,250
Smithfield Foods,
Sr. Notes, Ser. B		7.75	5/15/13	1,750,000	1,785,000
Smithfield Foods,
Sr. Unscd. Notes		7.75	7/1/17	490,000	492,450
Stater Brothers Holdings,
Sr. Notes		7.75	4/15/15	1,400,000 a,b	1,410,500
Stater Brothers Holdings,
Sr. Notes		8.13	6/15/12	2,550,000 a	2,581,875
					12,291,392
Foreign/Governmental--1.3%
Federal Republic of Brazil,
Unscd. Bonds	BRL	12.50	1/5/16	6,675,000 d	4,221,399
Health Care--7.6%
Community Health Systems,
Sr. Notes		8.88	7/15/15	3,910,000 b,e	3,983,313
DaVita,
Gtd. Notes		7.25	3/15/15	1,720,000 a	1,707,100
HCA,
Sr. Unscd. Notes		6.95	5/1/12	1,735,000 a	1,674,275
HCA,
Sr. Unscd. Notes		8.75	9/1/10	1,835,000 a	1,919,869
HCA,
Scd. Notes		9.13	11/15/14	1,695,000 a,b	1,786,106
HCA,
Scd. Notes		9.25	11/15/16	1,725,000 a,b	1,841,437
Psychiatric Solutions,
Gtd. Notes		7.75	7/15/15	2,510,000 a	2,494,312
Psychiatric Solutions,
Sr. Sub. Notes		7.75	7/15/15	2,850,000 b	2,832,188
Tenet Healthcare,
Sr. Notes		9.88	7/1/14	3,541,000 a	3,523,295
Triad Hospitals,
Sr. Sub. Notes		7.00	11/15/13	2,918,000 a	3,074,694
					24,836,589
Lodging & Entertainment--13.5%
AMC Entertainment,
Sr. Sub. Notes		8.00	3/1/14	4,065,000 a	4,004,025
Cinemark,

Sr. Discount Notes	9.75	3/15/14	3,915,000 a,c	3,582,225
Gaylord Entertainment,
Gtd. Notes	6.75	11/15/14	1,775,000 a	1,752,812
Gaylord Entertainment,
Gtd. Notes	8.00	11/15/13	1,550,000 a	1,579,062
Isle of Capri Casinos,
Gtd. Notes	9.00	3/15/12	1,878,000 a	1,967,205
Leslie's Poolmart,
Sr. Notes	7.75	2/1/13	2,875,000 a	2,875,000
Mandalay Resort Group,
Sr. Sub. Notes	9.38	2/15/10	4,000,000 a	4,240,000
Marquee Holdings,
Sr. Discount Notes	12.00	8/15/14	820,000 f	717,500
MGM Mirage,
Gtd. Notes	8.38	2/1/11	625,000	642,188
MGM Mirage,
Gtd. Notes	8.50	9/15/10	2,233,000 a	2,347,441
Mohegan Tribal Gaming Authority,
Gtd. Notes	6.38	7/15/09	1,800,000 a	1,791,000
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes	7.13	8/15/14	1,220,000	1,213,900
Pokagon Gaming Authority,
Sr. Notes	10.38	6/15/14	3,495,000 a,b	3,870,713
Royal Caribbean Cruises,
Sr. Notes	8.75	2/2/11	1,575,000 a	1,709,406
Scientific Games,
Gtd. Notes	6.25	12/15/12	2,375,000 a	2,294,844
Seneca Gaming,
Sr. Unscd. Notes, Ser. B	7.25	5/1/12	1,675,000	1,706,406
Speedway Motorsports,
Sr. Sub. Notes	6.75	6/1/13	2,100,000 a	2,058,000
Wheeling Island Gaming,
Gtd. Notes	10.13	12/15/09	1,000,000 a	1,017,500
Wimar OpCo,
Sr. Sub. Notes	9.63	12/15/14	5,200,000 a,b	5,031,000
				44,400,227
Machinery--3.4%
Case New Holland,
Gtd. Notes	9.25	8/1/11	3,270,000 a	3,443,964
Case,
Notes	7.25	1/15/16	780,000	795,600
Columbus McKinnon,
Sr. Sub. Notes	8.88	11/1/13	615,000	653,437
Douglas Dynamics,
Gtd. Notes	7.75	1/15/12	2,835,000 a,b	2,707,425
Terex,
Gtd. Notes	7.38	1/15/14	3,415,000 a	3,432,075
				11,032,501
Manufacturing--2.6%
Bombardier,
Notes	6.30	5/1/14	2,200,000 a,b	2,101,000
Bombardier,
Sr. Uscd. Notes	8.00	11/15/14	675,000 a,b	702,000
J.B. Poindexter & Co.,
Gtd. Notes	8.75	3/15/14	2,170,000 a	2,018,100
Mueller Water Products,
Sr. Sub. Notes	7.38	6/1/17	600,000 b	597,966
Polypore International,
Sr. Discount Notes	10.50	10/1/12	2,003,000 f	1,942,910
RBS Global & Rexnord,
Gtd. Notes	9.50	8/1/14	375,000	386,250

RBS Global/Rexnord,
Gtd. Notes	11.75	8/1/16	665,000	718,200
				8,466,426
Media--5.2%
CSC Holdings,
Sr. Unscd. Notes	6.75	4/15/12	2,855,000 a	2,726,525
CSC Holdings,
Sr. Notes, Ser. B	8.13	7/15/09	1,150,000 a	1,175,875
CVC,
Sr. Unscd. Notes, Ser. B	9.82	4/1/09	850,000 c	892,500
Dex Media East/Finance,
Gtd. Notes	12.13	11/15/12	2,060,000 a	2,222,225
Dex Media West/Finance,
Gtd. Notes, Ser. B	9.88	8/15/13	4,165,000 a	4,477,375
Kabel Deutschland,
Gtd. Notes	10.63	7/1/14	1,268,000 a	1,394,800
Nexstar Finance Holdings,
Sr. Discount Notes	11.38	4/1/13	2,245,000 f	2,216,937
Nexstar Finance,
Gtd. Notes	7.00	1/15/14	400,000	398,000
Radio One,
Gtd. Notes, Ser. B	8.88	7/1/11	1,555,000 a	1,599,706
				17,103,943
Metals--.8%
Freeport-McMoran C&G,
Sr. Unscd. Notes	8.25	4/1/15	2,335,000 a	2,469,263
Oil & Gas--7.2%
ANR Pipeline,
Sr. Notes	7.00	6/1/25	95,000 a	101,986
ANR Pipeline,
Sr. Unscd. Debs.	7.38	2/15/24	50,000 a	55,990
Chesapeake Energy,
Gtd. Notes	7.00	8/15/14	2,140,000 a	2,134,650
Chesapeake Energy,
Gtd. Notes	7.50	6/15/14	800,000	814,000
Chesapeake Energy,
Gtd. Notes	7.63	7/15/13	600,000	618,000
Cimarex Energy,
Gtd. Notes	7.13	5/1/17	2,375,000 a	2,327,500
Dynegy Holdings,
Sr. Unscd. Notes	8.38	5/1/16	3,685,000 a	3,620,512
Dynegy Holdings,
Sr. Notes	8.75	2/15/12	280,000	289,800
Hanover Compressor,
Gtd. Notes	8.63	12/15/10	921,000 a	954,386
Hanover Compressor,
Sr. Unscd. Notes	9.00	6/1/14	1,263,000 a	1,341,938
Hanover Equipment Trust,
Scd. Notes, Ser. B	8.75	9/1/11	1,452,000 a,c	1,499,190
Whiting Petroleum,
Gtd. Notes	7.25	5/1/13	2,225,000 a	2,124,875
Williams Cos.,
Sr. Unscd. Notes	7.13	9/1/11	1,925,000 a	1,982,750
Williams Cos.,
Notes	7.36	10/1/10	3,000,000 a,b,c	3,112,500
Williams Cos.,
Sr. Notes	7.63	7/15/19	500,000	530,000
Williams Cos.,
Sr. Unscd. Notes	7.88	9/1/21	1,900,000 a	2,052,000
				23,560,077
Packaging & Containers--7.5%

BPC Holding,
Scd. Notes		8.88	9/15/14	1,945,000 a	1,979,038
BPC Holding,
Scd. Notes		9.24	9/15/14	275,000 a,c	279,125
Crown Americas/Capital,
Gtd. Notes		7.63	11/15/13	7,225,000	7,333,375
Crown Americas/Capital,
Gtd. Notes		7.75	11/15/15	4,125,000 a	4,166,250
Norampac,
Gtd. Notes		6.75	6/1/13	3,554,000 a	3,407,397
Owens Brockway Glass Container,
Gtd. Notes		6.75	12/1/14	445,000	436,100
Owens Brockway Glass Container,
Gtd. Notes		7.75	5/15/11	900,000 a	928,125
Owens Brockway Glass Container,
Gtd. Notes		8.25	5/15/13	450,000 a	468,000
Owens Brockway Glass Container,
Gtd. Notes		8.88	2/15/09	879,000 a	898,778
Owens-Illinois,
Debs.		7.50	5/15/10	1,400,000 a	1,419,250
Owens-Illinois,
Debs.		7.80	5/15/18	790,000 a	801,850
Plastipak Holdings,
Sr. Notes		8.50	12/15/15	2,590,000 a,b	2,693,600
					24,810,888
Paper & Forest Products--1.8%
Buckeye Technologies,
Sr. Sub. Notes		9.25	9/15/08	601,000 a	604,005
Georgia-Pacific,
Gtd. Notes		7.00	1/15/15	4,705,000 a,b	4,552,088
Georgia-Pacific,
Sr. Uscd. Notes		8.00	1/15/24	805,000 a	784,875
					5,940,968
Real Estate Investment Trusts--1.8%
B.F. Saul REIT,
Scd. Notes		7.50	3/1/14	2,210,000 a	2,229,338
Host Marriott,
Gtd. Notes, Ser. M		7.00	8/15/12	2,150,000 a	2,163,438
Host Marriott,
Gtd. Notes		7.13	11/1/13	1,390,000 a	1,395,213
					5,787,989
Retail--1.8%
Amerigas Partners,
Sr. Unscd. Notes		7.25	5/20/15	1,100,000 a	1,094,500
Central European Distribution,
Gtd. Bonds	EUR	8.00	7/25/12	520,000 b,d	758,366
Neiman-Marcus Group,
Gtd. Notes		9.00	10/15/15	1,000,000	1,075,000
Rite Aid,
Gtd. Notes		9.38	12/15/15	2,975,000 b	2,870,875
					5,798,741
State/Territory Gen Oblg--1.0%
Erie Tobacco Asset
Securitization/NY, Tobacco
Settlement Asset-Backed Bonds		6.00	6/1/28	745,000	717,495
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds		7.31	6/1/34	2,375,000 a	2,424,353
					3,141,848
Structured Index--2.3%
Dow Jones CDX,

Pass Thrus Ctfs, Ser. 4-T1		8.25	6/29/10	7,415,700 a,b,g	7,712,328
Technology--2.9%
Freescale Semiconductor,
Sr. Notes		8.88	12/15/14	3,780,000 a,b	3,628,800
Freescale Semiconductor,
Sr. Sub. Notes		10.13	12/15/16	1,080,000 a,b	1,020,600
NXP/Funding,
Scd. Notes		7.88	10/15/14	1,825,000	1,806,750
NXP/Funding,
Scd. Notes		8.11	10/15/13	465,000 c	467,906
Sensata Technologies,
Gtd. Notes	EUR	9.00	5/1/16	1,450,000 d	2,006,733
Sungard Data Systems,
Gtd. Notes		9.13	8/15/13	125,000	128,594
Sungard Data Systems,
Gtd. Notes		10.25	8/15/15	550,000	584,375
					9,643,758
Telecommunications--10.3%
Arch Western Finance,
Gtd. Notes		6.75	7/1/13	1,000,000 a	965,000
Digicel Group,
Sr. Unscd. Notes		9.13	1/15/15	2,350,000 a,b	2,323,562
Intelsat Bermuda,
Sr. Unscd. Notes		11.25	6/15/16	2,705,000	3,043,125
Intelsat Bermuda,
Sr. Unscd. Notes		11.41	6/15/13	2,000,000 c	2,130,000
Intelsat Subordinate Holdings,
Gtd. Notes		8.63	1/15/15	360,000 c	370,800
Intelsat Subsidiary Holding,
Sr. Notes		8.25	1/15/13	1,370,000 c	1,397,400
Level 3 Financing,
Sr. Notes		9.15	2/15/15	1,640,000 a,b	1,648,200
Level 3 Financing,
Gtd. Notes		9.25	11/1/14	540,000	548,100
MetroPCS Wireless,
Sr. Notes		9.25	11/1/14	270,000 b	280,125
MetroPCS Wireless,
Sr. Notes		9.25	11/1/14	1,200,000 a,b	1,245,000
Nordic Telephone Holdings,
Scd. Notes	EUR	8.25	5/1/16	1,450,000 b,d	2,109,768
Nordic Telephone Holdings,
Scd. Bonds		8.88	5/1/16	415,000 b	441,975
Qwest,
Sr. Unscd. Notes		7.50	10/1/14	460,000	473,800
Qwest,
Sr. Notes		7.88	9/1/11	200,000	209,500
Qwest,
Sr. Notes		8.61	6/15/13	2,650,000 a,c	2,888,500
Rogers Wireless,
Scd. Notes		9.63	5/1/11	1,136,000 a	1,279,369
US Unwired,
Gtd. Notes, Ser. B		10.00	6/15/12	2,172,000 a	2,352,498
Wind Acquisition Finance,
Scd. Bonds		10.75	12/1/15	575,000 b	662,688
Windstream,
Gtd. Notes		8.13	8/1/13	6,720,000 a	7,056,000
Windstream,
Gtd. Notes		8.63	8/1/16	2,175,000 a	2,310,938
					33,736,348
Textiles & Apparel--2.1%
Invista,

Notes	9.25	5/1/12	4,405,000 a,b		4,680,313
Levi Strauss & Co.,
Sr. Notes	12.25	12/15/12	2,166,000 a		2,355,525
					7,035,838
Transportation--.3%
Kansas City Southern of Mexico,
Sr. Notes	7.63	12/1/13	1,100,000 a,b		1,100,000
Wire & Cable Products--.2%
Belden CDT,
Sr. Sub. Notes	7.00	3/15/17	700,000 a,b		693,000
Total Bonds and Notes
(cost $446,703,264)					448,741,191

Preferred Stocks--2.0%			Shares		Value ($)

Banks--1.3%
Sovereign Capital Trust IV,
Conv., Cum. $2.1875			92,250		4,335,750
Media--.7%
ION Media Networks			4	h	37,233
ION Media Networks, Conv.			7	b,h	43,571
Spanish Broadcasting System,
Ser. B, Cum. $107.50			2,125		2,311,166
					2,391,970
Total Preferred Stocks
(cost $6,852,734)					6,727,720

Common Stocks--1.6%			Shares		Value ($)

Aerospace & Defense--.1%
GenCorp			32,130	h	419,939
Cable & Media--.2%
Time Warner Cable, Cl. A			17,981	a,h	704,316
Computers--.1%
Sinclair Broadcast Group, Cl. A			32,450	h	461,439
Energy--.2%
Newfield Exploration			17,320	h	788,926
Health Care--.2%
Psychiatric Solutions			18,915	h	685,858
Hotels, Restaurants & Leisure--.2%
FelCor Lodging Trust			28,252	h	735,399
Insurance-Multiline--.2%
Hanover Insurance Group			10,625	h	518,394
Oil & Gas--.4%
Williams Cos.			30,528	h	965,295
Total Common Stocks
(cost $5,006,886)					5,279,566

Other Investment--3.7%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $12,197,000)	12,197,000 [i]	12,197,000

Total Investments (cost $470,759,884)	143.8%	472,945,477

Liabilities, Less Cash and Receivables	(43.8%)	(144,020,515)

Net Assets	100.0%	328,924,962

a	Collateral for Revolving Credit and Security Agreement.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities amounted to $105,669,037 or 32.1% of net assets.
c	Variable rate security--interest rate subject to periodic change.
d	Principal amount stated in U.S. Dollars unless otherwise noted.
BRL--Brazilian Real
EUR--Euro
e	Purchased on a delayed delivery basis.
f	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
g	Security linked to a portfolio of debt securities.
h	Non-income producing security.
i	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus High Yield Strategies Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 13, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	August 13, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)